Financial results (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of financial results

	Note	Sep/2021	Sep/2020
Financial income
Interest income		298,224	247,413
Monetary variations on tax credits	8(a)	1,018,374	135,299
Other		275,048	115,767
		1,591,646	498,479

Financial expenses
Interest expenses		(2,161,617)	(2,229,569)
Monetary variations on fiscal debts		(70,770)	(69,482)
Discounts granted		(63,717)	(57,074)
Loans transaction costs - amortization		(590,884)	(122,342)
Adjustment to present value - appropriation		(126,148)	(182,353)
Interest expense on leases		(115,983)	(126,354)
Losses on derivatives		(857,942)	(605,864)
Other		(282,728)	(289,521)
		(4,269,789)	(3,682,559)

Exchange rate variations, net
On financial assets		60,265	316,244
On financial liabilities		(2,990,943)	(7,641,824)
		(2,930,678)	(7,325,580)

Total		(5,608,821)	(10,509,660)